EMPLOYEE BENEFITS - Post-employment health care benefit plan - Assumptions (Details) - Post-employment health care benefit	Dec. 31, 2019	Dec. 31, 2018
Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	3.00%	3.75%
Health treatment - rate assumed next year	5.80%	6.60%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	4.00%	4.00%
Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	3.25%	4.25%
Health treatment - rate assumed next year	6.70%	6.75%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	4.40%	4.40%